Financial result, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Finance Income Cost [Abstract]
Summary of Financial Result Net

	December 31, 2024	December 31, 2023	December 31, 2022
Interest and dividend earned on bank deposits and financial investments	14,168	23,757	2,252
Foreign exchange gains	7,422	6,517	7,321
Gains from fair value of financial instruments (i)	160	4,476	4,822
Gains from short and long-term investments	10,425	11,427	9,079
Other financial income	967	197	296
Financial income	33,142	46,374	23,770
Foreign exchange losses	(16,685)	(16,891)	(8,505)
Losses from fair value of financial instruments (i)	(4,206)	(3,960)	(2,458)
Interest on loans	—	(4)	(62)
Interest on lease liabilities	(371)	(574)	(671)
Losses from short and long-term investments	(4,355)	(1,604)	(13,845)
Adjustment of hyperinflation	(6,908)	(19,369)	(5,175)
Other financial expenses	(1,059)	(965)	(685)
Financial expense	(33,584)	(43,367)	(31,401)
Financial result, net	(442)	3,007	(7,631)

(i)
Refers to gain and losses on change in the fair value of derivative financial instruments and earn-out. Refer to note 24.1(ii).